Income Tax - Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit (Parenthetical) (Details)		4 Months Ended	12 Months Ended
	Sep. 14, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Income tax rates	28.00%	30.00%	16.50%	9.60%	8.90%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates			5.00%	5.00%	35.00%	30.00%
Tax rate effect from change in tax rate			5.00%	5.00%	35.00%	5.00%
UK | Dlocal OpCo UK LTD
Disclosure Of Income Taxes [Line Items]
Income tax rates			19.00%
UK | Dlocal Corp LLP
Disclosure Of Income Taxes [Line Items]
Income tax rates			0.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates			34.00%
Brazil | Imposto de Renda de Pessoa Juridica
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Brazil | Contribuiyao Social sobre o Lucro Liquido
Disclosure Of Income Taxes [Line Items]
Income tax rates			9.00%
Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Argentina | Progressive Rate 1
Disclosure Of Income Taxes [Line Items]
Income tax rates			25.00%
Argentina | Progressive Rate 2
Disclosure Of Income Taxes [Line Items]
Income tax rates			30.00%
Argentina | Progressive Rate 3
Disclosure Of Income Taxes [Line Items]
Income tax rates			35.00%
Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates			27.00%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates			28.30%